Liabilities related to associates and joint ventures - Additional Information (Details) R$ in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Oct. 31, 2020 USD ($)	Oct. 31, 2020 BRL (R$)	Sep. 30, 2019 employee	Dec. 31, 2021 USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Framework agreement
Other provisions				$ 4,580		$ 4,522
Equity results and other results in associates and joint ventures				(1,271)		(1,020)	$ (656)
Public civil claim filed by the Federal Government and others
Framework agreement
Continuance of public civil action due to deadlock in hiring of Technical Assistants	$ 27,500	R$ 155,000
Samarco
Framework agreement
Provision				1,519	R$ 8,476
Expenses incurred and considered as part of the Company's uncertain tax positions				426	R$ 2,376
Proceeds from debt used for working capital				21		166
Equity results and other results in associates and joint ventures				33		17
De-characterization of Germano dam
Framework agreement
Provision				202		221
Fundacao Renova
Framework agreement
Provision				1,699
Other provisions				$ 2,910		$ 1,853
Dam failure of Samarco | Samarco
Framework agreement
Number of employees in criminal proceedings | employee			1